Equity Activity - Stock Repurchases and Other Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Activity
Common stock, shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, outstanding (in shares)	892,653,424
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares outstanding (in shares)	0
Common stock repurchased (in shares)		9,979,516	32,949,233
Common stock repurchased, value		$ 1,331	$ 4,447
Common stock repurchase authorization available, value	$ 2,008
Common stock issued under employee plans (in shares)	4,972,028	4,569,917	3,998,245
Issue of treasury shares as a result of RSU releases and stock option exercises (in shares)	2,934,907	2,041,347	424,589
Common stock remitted by employees in order to satisfy tax withholding requirements (in shares)	2,363,966	2,000,704	1,173,416
Value of common shares remitted by employees in order to satisfy tax withholding requirements	$ 302	$ 272	$ 171